Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)	Net Income ($)
2024	1,553,782	1,282,179	671,435	623,696	113	30,972,000
2023	1,118,793	1,001,287	592,250	534,548	95	35,871,000
2022	1,103,095	834,486	681,812	559,052	91	41,804,000

PEO Total Compensation Amount	$ 1,553,782	$ 1,118,793	$ 1,103,095
PEO Actually Paid Compensation Amount	$ 1,282,179	1,001,287	834,486
Adjustment To PEO Compensation, Footnote
Calculation of Compensation Actually Paid ("CAP"). To calculate the CAP to our PEO and Non-PEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for each covered year:

	2024		2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table ($)	1,553,782	671,435	1,118,793	592,250	1,103,095	681,812
Less: Stock Awards from Summary Compensation Table ($)	(425,000)	(32,730)	(175,000)	—	(164,000)	—
Less: Option Awards from Summary Compensation Table ($)	(87,500)	(32,730)	(126,059)	(56,738)	(175,000)	(60,705)
Add: Fair Value at Year-End of Stock and Option Awards Granted During the Year that are Outstanding and Unvested at the End of the Year ($)	312,301	32,696	318,708	28,518	223,512	—
Add: Change in Fair Value of Stock and Option Awards Granted in any Prior Year that are Outstanding and Unvested at the End of the Year ($)	(19,940)	(11,018)	(79,972)	(14,091)	(113,392)	(36,753)
Add: Change in Fair Value of Stock and Option Awards that Vested as of the Vesting Date as Compared to the End of the Prior Year ($)	(51,464)	(3,957)	(55,183)	(15,391)	(39,729)	(25,302)
Total Compensation Actually Paid ($)	1,282,179	623,696	1,001,287	534,548	834,486	559,052

Non-PEO NEO Average Total Compensation Amount	$ 671,435	592,250	681,812
Non-PEO NEO Average Compensation Actually Paid Amount	$ 623,696	534,548	559,052
Adjustment to Non-PEO NEO Compensation Footnote
Calculation of Compensation Actually Paid ("CAP"). To calculate the CAP to our PEO and Non-PEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for each covered year:

	2024		2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table ($)	1,553,782	671,435	1,118,793	592,250	1,103,095	681,812
Less: Stock Awards from Summary Compensation Table ($)	(425,000)	(32,730)	(175,000)	—	(164,000)	—
Less: Option Awards from Summary Compensation Table ($)	(87,500)	(32,730)	(126,059)	(56,738)	(175,000)	(60,705)
Add: Fair Value at Year-End of Stock and Option Awards Granted During the Year that are Outstanding and Unvested at the End of the Year ($)	312,301	32,696	318,708	28,518	223,512	—
Add: Change in Fair Value of Stock and Option Awards Granted in any Prior Year that are Outstanding and Unvested at the End of the Year ($)	(19,940)	(11,018)	(79,972)	(14,091)	(113,392)	(36,753)
Add: Change in Fair Value of Stock and Option Awards that Vested as of the Vesting Date as Compared to the End of the Prior Year ($)	(51,464)	(3,957)	(55,183)	(15,391)	(39,729)	(25,302)
Total Compensation Actually Paid ($)	1,282,179	623,696	1,001,287	534,548	834,486	559,052

Compensation Actually Paid vs. Total Shareholder Return
The following table presents the relationship between CAP to our PEO and the average compensation amounts paid to the non-PEO NEOs to the Company's Total Stockholder Return ("TSR"). In the table that follows, TSR measures return to an investor for a $100 investment in the Company at December 31, 2021 and reflects reinvestment of all dividends. The TSR amounts in the graph below reflect the values described in the "Pay Versus Performance" table above.

Compensation Actually Paid vs. Net Income	The following table presents the relationship between CAP to our PEO and the average compensation amounts paid to the non-PEO NEOs to the Company's net income.
Total Shareholder Return Amount	$ 113	95	91
Net Income (Loss)	30,972,000	35,871,000	41,804,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,301	318,708	223,512
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,940)	(79,972)	(113,392)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,464)	(55,183)	(39,729)
PEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(425,000)	(175,000)	(164,000)
PEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,500)	(126,059)	(175,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,696	28,518	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,018)	(14,091)	(36,753)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,957)	(15,391)	(25,302)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,730)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (32,730)	$ (56,738)	$ (60,705)